CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues		$ 166,609	¥ 1,145,517	¥ 847,993	¥ 418,281
Cost of revenues		(59,764)	(410,908)	(314,121)	(147,157)
Gross profit		106,845	734,609	533,872	271,124
Operating expenses:
Sales and marketing expenses	[1]	(106,353)	(731,233)	(657,065)	(464,890)
Product development expenses		(26,907)	(185,000)	(223,202)	(152,709)
General and administrative expenses		(32,443)	(223,057)	(224,395)	(165,657)
Total operating expenses		(165,703)	(1,139,290)	(1,104,662)	(783,256)
Loss from operations		(58,858)	(404,681)	(570,790)	(512,132)
Impairment loss		(1,071)	(7,364)
Interest income		1,333	9,167	6,863	4,430
Interest expenses and other expense, net		(1,445)	(9,936)	(12,542)	(5,460)
Loss before income tax expenses		(60,041)	(412,814)	(576,469)	(513,162)
Income tax expenses		(565)	(3,880)	(4,342)	(1,616)
Net loss		(60,606)	(416,694)	(580,811)	(514,778)
Accretions to preferred shares redemption value					(91,631)
Deemed contribution from preferred shareholders					2,618
Net loss attributable to the Company's ordinary shareholders		$ (60,606)	¥ (416,694)	¥ (580,811)	¥ (603,791)
Weighted average number of ordinary shares used in computing basic and diluted loss per share | shares		304,542,400	304,542,400	301,610,060	199,039,819
Net loss per share attributable to ordinary shareholders-basic and diluted | (per share)		$ (0.20)	¥ (1.37)	¥ (1.93)	¥ (3.03)
Comprehensive loss:
Net loss		$ (60,606)	¥ (416,694)	¥ (580,811)	¥ (514,778)
Other comprehensive income/(loss)
Foreign currency translation adjustments		2,464	16,939	(24,662)	27,700
Total comprehensive loss		$ (58,142)	¥ (399,755)	¥ (605,473)	¥ (487,078)
ADS
Operating expenses:
Net loss per share attributable to ordinary shareholders-basic and diluted | (per share)	[2]	$ (3.00)	¥ (20.55)	¥ (28.95)	¥ (45.50)

[1]	Share-based compensation expenses were allocated to operating expenses as follows:Sales and marketing expenses (5,082) (4,612) (5,676) (826)Product development expenses (16,202) (9,039) (7,396) (1,076)General and administrative expenses (26,958) (21,418) (14,814) (2,155)
[2]	Each American depositary share (“ADS”) represents fifteen ordinary shares